22. OIL AND GAS RESERVES (Details)	Dec. 31, 2018 MBbls MMcm
Oil and LNG
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MBbls	9,179
Proved undeveloped reserves | MBbls	5,818
Proved reserves | MBbls	14,997
Natural Gas
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MMcm	11,604
Proved undeveloped reserves | MMcm	7,990
Proved reserves | MMcm	19,594
Argentina | Oil and LNG
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MBbls	9,179
Proved undeveloped reserves | MBbls	5,818
Proved reserves | MBbls	14,997
Argentina | Natural Gas
DisclosureOfProvedReservesLineItems [Line Items]
Proved developed reserves | MMcm	11,604
Proved undeveloped reserves | MMcm	7,990
Proved reserves | MMcm	19,594